                                AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 3, 2007

                                                  1933 ACT REGISTRATION NO. 333-75702
                                                  1940 ACT REGISTRATION NO. 811-07325

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, D.C. 20549

                                                               FORM N-4

                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                                                  POST-EFFECTIVE AMENDMENT NO. 19 [X]

                                                                  AND

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                                                  POST-EFFECTIVE AMENDMENT NO. 80 [X]

                                                   (CHECK APPROPRIATE BOX OR BOXES)

                                                      PRUCO LIFE FLEXIBLE PREMIUM
                                                        VARIABLE ANNUITY ACCOUNT
                                                       (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-7333
                               (Address and telephone number of depositor's principal executive offices)

                                                           THOMAS C. CASTANO

                                                               SECRETARY

                                                     PRUCO LIFE INSURANCE COMPANY
                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (203) 925-7176
                                                (Name and address of agent for service)

                                                              Copies to:

                                                        C. CHRISTOPHER SPRAGUE
                                                   VICE PRESIDENT, CORPORATE COUNSEL
                                              THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] ____ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on __ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in Individual Variable Annuity Contracts

                                                                NOTE

Registrant is filing this Post-Effective Amendment No. 19 to Registration Statement No. 333-75702 for the purpose of including in the Registration Statement a Prospectus Supplement and Statement of Additional Information Supplement.
The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 18 filed with the SEC on April 19, 2007, as supplemented, are hereby incorporated by reference.
However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment.
Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                     Pruco Life Insurance Company

                                                   Strategic Partners Annuity One 3

                                                       Strategic Partners Plus 3

                            Strategic Partners FlexElite (version of contract sold on or after May 1, 2003)

                                                  Supplement, dated November 19, 2007
                                                                  To
                                                    Prospectuses, dated May 1, 2007

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

We are issuing this supplement to announce  certain changes to the Lifetime Five Income Benefit,  Spousal Lifetime Five Income Benefit,
and Highest Daily Lifetime Five Income Benefit.  We also describe a new lifetime  guaranteed  minimum  withdrawal  benefit,  called the
Spousal  Highest Daily  Lifetime Five Income  Benefit,  and identify a new principal  underwriter.  Finally,  we describe a sub-advisor name change and new fund option that is being added to each annuity.

     I.  TABLE OF CONTENTS

o        In the Table of Contents,  immediately  after the entry for Highest Daily Lifetime Five Income Benefit (Highest Daily Lifetime
              Five),  we add a new line item entitled  "Spousal  Highest  Daily  Lifetime Five Income  Benefit  (Spousal  Highest Daily
              Lifetime Five)."

     II.  GLOSSARY OF TERMS

o        In the Glossary of Terms of each prospectus, we substitute the following revised definitions:

Benefit Fixed Rate  Account:  An  investment  option  offered as part of this annuity that is used only if you have elected the Highest
Daily  Lifetime Five Benefit or the Spousal  Highest Daily Lifetime Five Benefit.  Amounts  allocated to the Benefit Fixed Rate Account earn a fixed rate of interest,  and are held within our general account.  You may not allocate  purchase  payments to the Benefit Fixed
Rate Account.  Rather,  Contract Value is  transferred to the Benefit Fixed Rate Account only under the asset transfer  feature of each benefit.

o        In the Glossary of Terms of each prospectus, we add the following new definitions:

Legacy  Protection  Plus Death Benefit:  A death benefit that is an optional  feature within each of the Lifetime Five Income  Benefit, the Spousal Lifetime Five Income Benefit,  the Highest Daily Lifetime Five Income Benefit,  and the Spousal Highest Daily Lifetime Five
Income Benefit.  The amount of this death benefit is based on the protected withdrawal value under the companion living benefit.

Spousal  Highest Daily Lifetime Five Income  Benefit:  An optional  feature  available for an additional  charge that  guarantees  your ability to withdraw  amounts equal to a percentage of a principal  value called the Protected  Withdrawal  Value.  Subject to our rules regarding the timing and amount of withdrawals,  we guarantee these withdrawal amounts,  regardless of the impact of market performance on your Contract Value.  Spousal Highest Daily Lifetime Five  guarantees  certain  withdrawal  amounts until the  second-to-die  of two spouses.

III.  SUMMARY OF CONTRACT EXPENSES

o        For  Strategic  Partners  Annuity One 3 and  Strategic  Partners  Plus 3 only,  in the  "Summary of Expenses"  section,  under
              "Insurance  and  Administrative  Expenses",  we add the following  (immediately  after the entry for Lifetime Five Income
              Benefit), to reflect the charge for Legacy Protection Plus:

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS
                                                   (as a percentage of the average Contract Value in variable investment options)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
                                                                                  Contract with Credit                                      Contract without Credit
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
Maximum  charge for Lifetime Five Income  Benefit with Legacy                            2.50%                                                       2.50%
Protection Plus Death Benefit*
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
Maximum charge for Spousal  Lifetime Five Income Benefit with                            2.50%                                                       2.50%
Legacy Protection Plus Death Benefit*
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
Maximum   charge  for  Highest  Daily  Lifetime  Five  Income                            2.50%                                                       2.50%
Benefit with Legacy Protection Plus Death Benefit*
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
Maximum  charge  for  Spousal  Highest  Daily  Lifetime  Five                            2.50%                                                       2.50%
Income Benefit with Legacy Protection Plus Death Benefit*
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
Lifetime  Five Income  Benefit  with Legacy  Protection  Plus
Death Benefit                                                                            1.20%                                                       1.20%
(current charge)
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
Spousal  Lifetime Five Income Benefit with Legacy  Protection
Plus Death Benefit                                                                       1.20%                                                       1.20%
(current charge)
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
Highest  Daily  Lifetime  Five  Income  Benefit  with  Legacy
Protection Plus Death Benefit                                                            1.20%                                                       1.20%
(current charge)
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
Spousal  Highest  Daily  Lifetime  Five Income  Benefit  with                            1.20%                                                       1.20%
Legacy Protection Plus Death Benefit
(current charge)
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------

*We reserve the right to increase the charge up to the maximum indicated upon a step-up or for a new election.  However, we have no present intention of doing so.

o        For Strategic Partners FlexElite only, in the "Summary of Expenses" section, under "Insurance and Administrative Expenses", we add the following (immediately after the entry for Lifetime Five Income Benefit), to reflect the charge for Legacy Protection
Plus:

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                       INSURANCE AND ADMINISTRATIVE EXPENSES
                                                   (as a percentage of the average Contract Value in variable investment options)
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Maximum charge for Lifetime Five Income Benefit with Legacy Protection Plus Death Benefit*                                           2.50%
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Maximum charge for Spousal Lifetime Five Income Benefit with Legacy Protection Plus Death                                            2.50%
Benefit*
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Maximum charge for Highest Daily Lifetime Five Income Benefit with Legacy Protection Plus                                            2.50%
Death Benefit*
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Maximum charge for Spousal Highest Daily Lifetime Five Income Benefit with Legacy                                                    2.50%
Protection Plus Death Benefit*
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Lifetime Five Income Benefit with Legacy Protection Plus Death Benefit                                                               1.20%
(current charge)
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Spousal Lifetime Five Income Benefit with Legacy Protection Plus Death Benefit                                                       1.20%
(current charge)
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Highest Daily Lifetime Five Income Benefit with Legacy Protection Plus Death Benefit                                                 1.20%
(current charge)
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------
Spousal  Highest Daily  Lifetime  Five Income  Benefit with Legacy  Protection  Plus Death                                           1.20%
Benefit
(current charge)
------------------------------------------------------------------------------------------- -----------------------------------------------------------------------------------------

*We reserve the right to increase the charge up to the maximum indicated upon a step-up or for a new election.  However, we have no present intention of doing so.

IV.  NEW SUB-ACCOUNT

In the section of each  Prospectus  entitled  "Summary of Contract  Expenses",  sub-section  "Underlying  Mutual Fund Portfolio  Annual
Expenses", under the heading "Advanced Series Trust", the following portfolio has been added:

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                                                     (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- --------------------------------------
                                                                                                                    Acquired Portfolio Fees               Total Annual
                                                           Management Fees      Other Expenses       12b-1 Fees            & Expenses                  Portfolio Operating
                 UNDERLYING PORTFOLIO                                                                                                                       Expenses
Advanced Series Trust:
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- --------------------------------------
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- --------------------------------------
AST Western Asset Core Plus Bond                                0.70%                0.12%             0.00%                 0.00%                            0.82%
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- --------------------------------------

Effective  November 19, 2007,  the  underlying  portfolio  listed below is being offered as a new  Sub-account  under your annuity.  In order to reflect this addition,  the following is being added to the chart in each Prospectus in the section  entitled "What Investment
Options Can I Choose? /Variable Investment Options":

-------------------------- -------------------------------------------------------------------------------------------------------------------------------- ------------------------------
         STYLE/                                                            INVESTMENT OBJECTIVES/POLICIES                                                             PORTFOLIO
          TYPE                                                                                                                                                        ADVISOR/
                                                                                                                                                                     SUB-ADVISOR
                           -------------------------------------------------------------------------------------------------------------------------------- ------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
        AST FUNDS
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
      Fixed Income        AST Western Asset Core Plus Bond Portfolio:  seeks to maximize total return,  consistent with prudent investment  management and    Western Asset Management
                          liquidity  needs, by investing to obtain its average  specified  duration.  The Portfolio's  current target average  duration is
                          generally  2.5 to 7 years.  The  Portfolio  pursues this  objective  by investing in all major fixed income  sectors with a bias     Company/Western Asset
                          towards non-Treasuries.                                                                                                            Management Company Limited
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

Also, in the same section of each prospectus, we make the following change to the chart setting forth a brief description of the variable investment option, to reflect a sub-adviser name change:

o        Effective November 19, 2007,  Neuberger Berman Management Inc. will become  sub-advisor of SP Mid-Cap Growth Portfolio.  Prior to November 19, 2007, Calamos Advisors LLC was the sub-advisor.

We add a parenthetical after the name of the SP Mid Cap Growth Portfolio as follows, to indicate that we no longer permit purchases or transfers into the Portfolio by those who are not already invested in the Portfolio:

SP Mid Cap Growth Portfolio (closed to new investments):

V.  NEW BENEFIT

SPOUSAL HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT

The Spousal  Highest Daily  Lifetime Five Income Benefit  described  below is only being offered in those  jurisdictions  where we have received  regulatory  approval and will be offered  subsequently in other  jurisdictions when we receive  regulatory  approval in those jurisdictions.  Certain terms and conditions may differ between  jurisdictions once approved.  Currently,  if you elect Spousal Highest
Daily  Lifetime Five and  subsequently  terminate the benefit,  there will be a restriction  on your ability to re-elect  Highest Daily
Lifetime Five,  Spousal  Highest Daily Lifetime  Five,  Spousal  Lifetime Five, or Lifetime Five. We reserve the right to further limit the  election  frequency  in the future.  Spousal  Highest  Daily  Lifetime  Five must be elected  based on two  Designated  Lives,  as described  below.  Each Designated  Life must be at least 59 1/2 years old when the benefit is elected.  Spousal Highest Daily Lifetime
Five is not  available if you elect any other  optional  living or death  benefit  (except the Legacy  Protection  Plus death  benefit, discussed  below).  As long as your Spousal  Highest Daily Lifetime Five Income  Benefit is in effect,  you must allocate your Contract
Value in accordance  with the then  permitted and available  option(s).  Owners  electing this benefit must allocate  Contract Value to one or more of the following  asset  allocation  portfolios of the Advanced Series Trust (we reserve the right to change these required portfolios on a prospective  basis):  AST Capital Growth Asset  Allocation  Portfolio,  AST Balanced Asset  Allocation  Portfolio,  AST
Conservative Asset Allocation  Portfolio,  AST Preservation Asset Allocation Portfolio,  AST Advanced Strategies  Portfolio,  AST First
Trust Balanced Target Portfolio,  AST First Trust Capital Appreciation Target Portfolio,  AST UBS Dynamic Alpha Portfolio, AST American
Century Strategic Balanced  Portfolio,  or the AST T. Rowe Price Asset Allocation  Portfolio.  Owners  participating in Spousal Highest
Daily Lifetime Five may not allocate Purchase Payments to any fixed allocation option.

We offer a benefit that  guarantees  until the later death of two natural  persons who are each other's spouses at the time of election of Spousal  Highest  Daily  Lifetime Five and at the first death (the  "Designated  Lives",  each a  "Designated  Life") the ability to withdraw an annual amount equal to a percentage of an initial  principal value (the  "Protected  Withdrawal  Value")  regardless of the impact of market  performance  on the Contract  Value,  subject to our rules  regarding the timing and amount of  withdrawals.  Spousal
Highest  Daily  Lifetime  Five may remain in effect even if the Contract  Value is zero.  Spousal  Highest  Daily  Lifetime Five may be appropriate if you intend to make periodic  withdrawals from your annuity,  wish to ensure that market performance will not affect your ability to receive  annual  payments and you wish either spouse to be able to continue  Spousal  Highest Daily  Lifetime Five after the death of the first  spouse.  You are not  required  to make  withdrawals  as part of the  benefit--the  guarantees  are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

As discussed below, a key component of Spousal Highest Daily Lifetime Five is the Protected  Withdrawal Value,  which is an amount that is distinct  from  Contract  Value.  Because each of the Protected  Withdrawal  Value and Annual Income Amount (as described  below) is determined in a way that is not solely related to Contract  Value,  it is possible for the Contract Value to fall to zero,  even though the Annual Income Amount  remains.  You are guaranteed to be able to withdraw the Annual Income Amount for the lives of each Designated
Life,  provided that you have not made "excess  withdrawals."  Excess  withdrawals,  as discussed below, will reduce your Annual Income
Amount.  Thus, you could experience a scenario in which your Contract Value was zero, and, due to your excess withdrawals,  your Annual
Income Amount also was reduced to zero. In that  scenario,  no further  amount would be payable  under Spousal  Highest Daily  Lifetime
Five.

KEY FEATURE -Total Protected Withdrawal Value
The Total  Protected  Withdrawal  Value is used to determine the amount of the annual  payments  under Spousal  Highest Daily  Lifetime
Five.  The Total  Protected  Withdrawal  Value is equal to the greater of the  Protected  Withdrawal  Value and any Enhanced  Protected
Withdrawal  Value that may exist. We describe how we determine  Enhanced  Protected  Withdrawal  Value,  and when we begin to calculate it, below. If you do not meet the conditions  described below for obtaining Enhanced  Protected  Withdrawal Value, then Total Protected
Withdrawal Value is simply equal to the Protected Withdrawal Value.

The Protected  Withdrawal  Value  initially is equal to the Contract  Value on the date that you elect Spousal  Highest Daily  Lifetime
Five. On each business day  thereafter,  until the earlier of the first  withdrawal or ten years after the date of your election of the benefit,  we recalculate the Protected  Withdrawal Value.  Specifically,  on each such business day (the "Current  Valuation Day"), the
Protected Withdrawal Value is equal to the greater of:

o the Protected  Withdrawal Value for the immediately  preceding  business day (the "Prior  Valuation Day "),  appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current  Valuation Day (i.e.,  one day for
successive  business days , but more than one calendar day for business days that are separated by weekends and/or holidays),  plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and

o the Contract Value.
If you have not made a withdrawal  prior to the tenth  anniversary of the date you elected  Spousal  Highest Daily Lifetime Five (which we refer to as the "Tenth  Anniversary"),  we will  continue to calculate a Total  Protected  Withdrawal  Value.  On or after the Tenth
Anniversary  and up until the date of the first  withdrawal,  your  Total  Protected  Withdrawal  Value is equal to the  greater of the
Protected Withdrawal Value on the Tenth Anniversary or your Contract Value.

The Enhanced  Protected  Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth  Anniversary.  Thus, if you do take a withdrawal prior to the Tenth  Anniversary,  you are not eligible to receive Enhanced  Protected  Withdrawal Value. If no such withdrawal is taken,  then on or after the Tenth  Anniversary up until the date of the first  withdrawal,  the Enhanced  Protected
Withdrawal Value is equal to the sum of:

(a)      200% of the Contract Value on the date you elected Spousal Highest Daily Lifetime Five (including any Purchase Payments applied on that day);
         200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected
         Spousal Highest Daily Lifetime Five; and
     (c) 100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Spousal Highest
     Daily Lifetime Five, but prior to the date of your first withdrawal.

We cease these daily calculations of the Total Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the
Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent Purchase Payments (and any associated Credits) will increase the Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Annual
Income Amount.

KEY FEATURE -Total Annual Income Amount under the Spousal Highest Daily Lifetime Five Benefit
The initial Total Annual Income Amount is equal to 5% of the Protected  Withdrawal  Value.  For purposes of the asset transfer  formula described  below, we also calculate a Highest Daily Annual Income Amount,  which is initially  equal to 5% of the Protected  Withdrawal
Value.  Under the Spousal  Highest Daily  Lifetime Five Benefit,  if your  cumulative  withdrawals in an Contract Year are less than or equal to the Total Annual Income Amount,  they will not reduce your Total Annual Income Amount in subsequent  Contract  Years,  but any such  withdrawals  will reduce the Total Annual Income Amount on a  dollar-for-dollar  basis in that Contract Year. If your  cumulative withdrawals  are in excess of the Total Annual Income Amount  ("Excess  Income"),  your Total Annual Income Amount in subsequent  years will be reduced  (except  with  regard to  required  minimum  distributions)  by the  result of the ratio of the  Excess  Income to the
Contract Value  immediately  prior to such withdrawal (see examples of this  calculation  below).  If you withdraw Excess Income,  your
Highest  Daily Annual  Income Amount also will be reduced by the same ratio.  Reductions  include the actual amount of the  withdrawal, including  any CDSC that may apply.  A Purchase  Payment that you make will increase the  then-existing  Total Annual Income Amount and
Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

An automatic  step-up feature  ("Highest  Quarterly Auto Step-Up") is included as part of this benefit.  As detailed in this paragraph, the Highest  Quarterly  Auto  Step-Up  feature can result in a larger Total  Annual  Income  Amount if your  Contract  Value  increases subsequent to your first  withdrawal.  We begin examining the Contract Value for purposes of this feature starting with the anniversary of the Issue Date (the "Annuity Anniversary") immediately after your first withdrawal under the benefit.  Specifically,  upon the first such Contract  Anniversary,  we identify the Contract Value on the business days  corresponding  to the end of each quarter that (i) is based on your Contract  Year,  rather than a calendar  year;  (ii) is subsequent  to the first  withdrawal;  and (iii) falls within the immediately  preceding Contract Year. If the end of any such quarter falls on a holiday or a weekend,  we use the next business day. We multiply each of those  quarterly  Contract  Values by 5%, adjust each such  quarterly  value for subsequent  withdrawals  and Purchase
Payments,  and then select the highest of those  values.  If the highest of those  values  exceeds the  existing  Total  Annual  Income
Amount,  we replace the existing  amount with the new,  higher  amount.  Otherwise,  we leave the existing  Total Annual  Income Amount intact.  In later years,  (i.e.,  after the first Annuity  Anniversary  after the first  withdrawal) we determine  whether an automatic step-up should occur on each Annuity  Anniversary,  by performing a similar  examination of the Contract  Values on the end of the four immediately  preceding  quarters.  If, on the date that we  implement a Highest  Quarterly  Auto  Step-Up to your Total  Annual  Income
Amount,  the charge for Spousal  Highest Daily  Lifetime Five has changed for new  purchasers,  you may be subject to the new charge at the time of such step-up.  Prior to increasing  your charge for Spousal  Highest  Daily  Lifetime Five upon a step-up,  we would notify you,  and give you the  opportunity  to cancel  the  automatic  step-up  feature.  If you  receive  notice of a  proposed  step-up  and accompanying  fee increase,  you should carefully  evaluate whether the amount of the step-up  justifies the increased fee to which you will be subject.

The Spousal  Highest Daily Lifetime Five program does not affect your ability to make  withdrawals  under your contract,  or limit your ability to request  withdrawals  that exceed the Total Annual  Income  Amount.  Under  Spousal  Highest  Daily  Lifetime  Five, if your cumulative  withdrawals in an Contract Year are less than or equal to the Total Annual Income  Amount,  they will not reduce your Total
Annual  Income  Amount in  subsequent  Contract  Years,  but any such  withdrawals  will  reduce the Total  Annual  Income  Amount on a dollar-for-dollar basis in that Contract Year.

If,  cumulatively,  you withdraw an amount less than the Total Annual Income Amount in any Contract  Year,  you cannot  carry-over  the unused portion of the Total Annual Income Amount to subsequent Contract Years.

Examples of  dollar-for-dollar  and  proportional  reductions and the Highest  Quarterly  Auto Step-Up are set forth below.  The values depicted  here are purely  hypothetical,  and do not reflect the charges for the Spousal  Highest  Daily  Lifetime  Five benefit or any other fees and charges. Assume the following for all three examples:
-         The Contract Date is December 1, 2006
-        The Spousal Highest Daily Lifetime Five benefit is elected on March 5, 2007.
-
Dollar-for-dollar reductions
On May 2,  2007,  the Total  Protected  Withdrawal  Value is  $120,000,  resulting  in a Total  Annual  Income  Amount of $6,000 (5% of
$120,000).  Assuming  $2,500 is withdrawn  from the annuity on this date,  the  remaining  Total Annual Income Amount for that Contract
Year (up to and including December 1, 2007) is $3,500. This is the result of a  dollar-for-dollar  reduction of the Total Annual Income
Amount -- $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing  the previous  example,  assume an additional  withdrawal  of $5,000 occurs on August 6, 2007 and the Contract  Value at the time of this  withdrawal  is $110,000.  The first $3,500 of this  withdrawal  reduces the Total Annual  Income Amount for that Contract
Year to $0.  The  remaining  withdrawal  amount -- $1,500 -  reduces  the Total  Annual  Income  Amount in future  Contract  Years on a proportional  basis based on the ratio of the excess  withdrawal  to the Contract  Value  immediately  prior to the excess  withdrawal.
(Note that if there were other  withdrawals in that Contract  Year,  each would result in another  proportional  reduction to the Total
Annual Income Amount).

 Here is the calculation:

 Contract Value before withdrawal                                                       $110,000.00
 Less amount of "non" excess withdrawal                                                 -$   3,500.00
 Contract Value immediately before excess withdrawal of $1,500                          $106,500.00

 Excess withdrawal amount                                                               $    1,500.00
 Divided by Contract Value immediately before excess withdrawal                         $106,500.00
 Ratio                                                                                         1.41%

 Total Annual Income Amount                                                             $     6,000.00
 Less ratio of 1.41%                                                                    -$         84.51
 Total Annual Income Amount for future Contract Years                                    $    5,915.49

Highest Quarterly Auto Step-Up

On each Annuity  Anniversary  date, the Total Annual Income Amount is stepped-up if 5% of the highest  quarterly value since your first withdrawal (or last Annuity  Anniversary in subsequent  years),  adjusted for excess withdrawals and additional  Purchase Payments,  is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments.

Continuing the same example as above, the Total Annual Income Amount for this Contract Year is $6,000.  However,  the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above).  For the next Contract  Year, the Total Annual Income Amount will be stepped-up if 5% of the highest  quarterly  Contract Value,  adjusted for withdrawals,  is higher than $5,915.49.  Here are the calculations for determining the quarterly  values.  Only the June 1 value is being adjusted for excess  withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                                                         Highest Quarterly
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                                                       Value (adjusted with                         Adjusted Total Annual
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                                                          withdrawal and                          Income Amount (5% of the
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
                    Date*                                    Contract Value                            Purchase Payments)**                       Highest Quarterly Value)
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
                June 1, 2007                                   $118,000.00                                  $118,000.00                                   $5,900.00
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
               August 6, 2007                                  $120,000.00                                  $112,885.55                                   $5,644.28
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
              September 1, 2007                                $112,000.00                                  $112,885.55                                   $5,644.28
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
              December 1, 2007                                 $119,000.00                                  $119,000.00                                   $5,950.00
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------

*In this example,  the Annuity  Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March
1, June 1,  September  1, and  December 1. In this  example,  we do not use the March 1 date as the first  withdrawal  took place after
March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**In this example,  the first  quarterly  value after the first  withdrawal  is $118,000 on June 1,  yielding an adjusted  Total Annual
Income  Amount of  $5,900.00.  This  amount is  adjusted  on August 6 to  reflect  the  $5,000  withdrawal.  The  calculations  for the
adjustments are: |
-        The Contract Value of $118,000 on June 1 is first reduced  dollar-for-dollar  by $3,500 ($3,500 is the remaining  Total Annual
         Income Amount for the Contract Year), resulting in an adjusted Contract Value of $114,500 before the excess withdrawal.
-         This amount  ($114,500) is further  reduced by 1.41% (this is the ratio in the above  example which is the excess  withdrawal divided by the  Contract  Value  immediately  preceding  the excess  withdrawal)  resulting  in a Highest  Quarterly  Value of
         $112,885.55.

The adjusted  Total Annual Income Amount is carried  forward to the next  quarterly  anniversary  date of September 1. At this time, we compare this amount to 5% of the Contract  Value on September 1. Since the June 1 adjusted  Total Annual  Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000),  we continue to carry  $5,644.28  forward to the next and final quarterly  anniversary  date of
December 1. The Contract  Value on December 1 is $119,000  and 5% of this amount is $5,950.  Since this is higher than  $5,644.28,  the adjusted Total Annual Income Amount is reset to $5,950.00.
In this  example,  5% of the  December 1 value  yields the highest  amount of $ 5,950.00.  Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49  adjusted for excess  withdrawals,  the Total Annual Income Amount for the next Contract
Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

Benefits Under The Spousal Highest Daily Lifetime Five Program
To the extent that your  Contract  Value was reduced to zero as a result of cumulative  withdrawals  that are equal to or less than the
Total Annual  Income  Amount and amounts are still  payable  under  Spousal  Highest  Daily  Lifetime  Five, we will make an additional payment,  if any, for that  Contract  Year equal to the  remaining  Total Annual  Income  Amount for the Contract  Year.  Thus, in that scenario,  the  remaining  Total  Annual  Income  Amount  would be payable  even though  your  Contract  Value was reduced to zero.  In subsequent  Contract  Years,  we make payments  that equal the Total Annual  Income  Amount as described in this section.  We will make payments until the death of the second  Designated  Life. To the extent that cumulative  withdrawals in the current  Contract Year that reduced your  Contract  Value to zero are more than the Total Annual Income  Amount,  the Spousal  Highest Daily  Lifetime Five benefit terminates, and no additional payments will be made.

- If annuity payments are to begin under the terms of your annuity,  or if you decide to begin receiving  annuity payments and there is any Total Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

1. apply your Contract Value to any annuity option available; or

2. request  that,  as of the date annuity  payments are to begin,  we make annuity  payments each year equal to the Total Annual Income
Amount.  We will make payments  until the first of the  Designated  Lives to die, and will continue to make payments until the death of the second  Designated  Life as long as the  Designated  Lives were  spouses at the time of the first  death and upon  election  of the benefit.

We must receive your request in a form acceptable to us at our office.

- In the absence of an election when  mandatory  annuity  payments are to begin,  we will make annual  annuity  payments as a joint and survivor or single (as  applicable)  life fixed  annuity with ten payments  certain  using the same basis that is used to calculate the greater of the annuity  rates then  currently  available or the annuity  rates  guaranteed  in your  contract.  The amount that will be applied to provide such annuity payments will be the greater of:

1. the present  value of future Total Annual  Income Amount  payments.  Such present value will be calculated  using the greater of the then-current single life fixed annuity rates guaranteed in your contract; and

2. the Contract Value.
- If no withdrawal was ever taken,  we will determine an initial Total Protected  Withdrawal  Value and calculate a Total Annual Income
Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations
- Withdrawals  under Spousal  Highest Daily Lifetime Five are subject to all of the terms and conditions of the annuity,  including any withdrawal charges.

- Withdrawals  made while Spousal  Highest Daily Lifetime Five is in effect will be treated,  for tax purposes,  in the same way as any other  withdrawals  under the contract.  Spousal  Highest Daily Lifetime Five does not directly  affect the Contract Value or surrender value,  but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable  withdrawal  charges).
If you  surrender  your  contract,  you will receive the current  surrender  value.  When you make a partial  withdrawal  while Spousal
Highest Daily Lifetime Five is in effect, we will withdraw the requested amount from your variable  investment  options and the Benefit
Fixed Rate Account (as defined below) pro rata (i.e.,  we withdraw a percentage  amount from each option equal to the percentage of the total  Contract  Value  that such  option  represents).  That is,  you  cannot  specify  the  investment  options  from which a partial withdrawal will be made.  Partial withdrawals taken from the Benefit Fixed Rate Account are made on a last-in, first-out basis.

- You can make withdrawals from your contract while your Contract Value is greater than zero without  purchasing  Spousal Highest Daily
Lifetime  Five.  Spousal  Highest  Daily  Lifetime  Five  provides a  guarantee  that if your  Contract  Value  declines  due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.

- In general,  you must allocate your Contract Value in accordance with the  then-available  option(s) that we may prescribe,  in order to elect and maintain Spousal Highest Daily Lifetime Five. If,  subsequent to your election of the benefit,  we change our requirements for how Contract Value must be allocated under the benefit,  that new requirement will apply only to new elections of the benefit,  and will not compel you to re-allocate  your Contract Value in accordance with our  newly-adopted  requirements.  All subsequent  transfers and purchase payments will be subject to the new investment limitations.

- There may be  circumstances  where you will continue to be charged the full amount for Spousal  Highest Daily Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.

- In order for the  surviving  Designated  Life to  continue  Spousal  Highest  Daily  Lifetime  Five  upon the death of an owner,  the
Designated Life must elect to assume ownership of the annuity under the Spousal Continuation Benefit.

Election Of And Designations Of Spousal Highest Daily Lifetime Five
Spousal  Highest Daily Lifetime Five can be elected at the time that you purchase your annuity.  We also offer existing  annuity owners the option to elect Spousal  Highest Daily Lifetime Five after the Contract Date,  subject to our eligibility  rules and  restrictions.
Your Contract Value as of the date of election will be used as a basis to calculate the initial Total  Protected  Withdrawal  Value and the Total Annual Income Amount.

Spousal  Highest Daily Lifetime Five can only be elected based on two Designated  Lives.  Designated  Lives must be natural persons who are each  other's  spouses at the time of  election of the  benefit  and at the death of the first of the  Designated  Lives to die. So long as the benefit is in effect,  you may not add, replace,  or delete a Designated Life.  Currently,  the benefit may only be elected where the owner, Annuitant and beneficiary designations are as follows:

- One owner, where the Annuitant and the owner are the same person and the beneficiary is the owner's spouse. The  owner/Annuitant  and the beneficiary each must be at least 591/2years old at the time of election; or

Co-owners,  where the owners are each other's spouses.  The beneficiary  designation must be the surviving  spouse.  The Annuitant must be one of the Owners.  Both owners must each be 591/2years old at the time of election.

- One owner,  where the owner is a custodial account  established to hold retirement  assets for the benefit of the Annuitant  pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section  thereto)  ("Custodial  Account"),  the beneficiary is the Custodial Account,  and the spouse of the Annuitant is the Contingent  Annuitant.  Both the Annuitant and Contingent
Annuitant  must each be at least 59 1/2 years old at the time of election.  When the  contract is set up in this  manner,  in order for
Spousal Highest Daily Lifetime Five to be continued after the death of the first  designated life (the  Annuitant),  the custodian must have elected to continue the annuity, with the second designated life (the Contingent Annuitant) named as Annuitant.

We limit the ownership  changes that you may make under your annuity under Spousal  Highest Daily  Lifetime  Five, but we do not permit any change of Annuitant.  The only ownership changes that we permit are as follows:
o        if the Owner and the Annuitant are the same person and the owner is changed to an entity (e.g., a trust); and
o        if an entity-owned annuity changes the owner to a person who is the same as the Annuitant; and
o        if the annuity is co-owned by spouses,  each of whom is a Designated  Life, one Owner may be removed as Owner (so long as that
         Owner is not also the Annuitant); and
o        if the annuity has a single Owner who dies, the surviving spouse can continue the annuity.
In the event of divorce,  the benefit under  Spousal  Highest  Daily  Lifetime Five may not be divided.  Nor may the spouse who retains the benefit add a new Designated Life.

Currently,  if you  terminate  Spousal  Highest  Daily  Lifetime  Five,  you will not be  permitted  to re-elect  the  benefit.  If you participated in Lifetime Five,  Highest Daily Lifetime Five, or Spousal  Lifetime Five and you canceled the benefit,  then as a general rule,  you may elect Spousal  Highest Daily  Lifetime  Five only on any  anniversary  of the Contract Date that is at least 90 calendar days from the date the benefit was  terminated.  We reserve the right to further  limit the election  frequency  in the future.  Before making any such change to the  election  frequency,  we will  provide  prior  notice to annuity  owners who have an  effective  Spousal
Highest Daily Lifetime Five Income Benefit.

Termination Of Spousal Highest Daily Lifetime Five
Spousal Highest Daily Lifetime Five terminates  automatically  when your Total Annual Income Amount equals zero.  Spousal Highest Daily
Lifetime Five also terminates if upon full surrender of the annuity,  or if upon the death of one spouse,  the surviving spouse opts to receive the death  benefit  rather than  continue the annuity.  You may terminate  Spousal  Highest Daily  Lifetime Five at any time by notifying us. If you terminate  Spousal  Highest Daily Lifetime  Five,  any guarantee  provided by the benefit will terminate as of the date the  termination  is effective and certain  restrictions  on  re-election  of the benefit will apply as described  above.  Spousal
Highest Daily Lifetime Five  terminates  upon your surrender of the annuity,  upon the first  Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

The charge for Spousal  Highest  Daily  Lifetime  Five will no longer be deducted  from your  Contract  Value upon  termination  of the benefit.

Return of Principal Guarantee
If you have not made a withdrawal  before the Tenth  Anniversary,  we will increase your Contract Value on that Tenth  Anniversary  (or the next Valuation Day, if that  anniversary is not a Valuation Day), if the  requirements  set forth in this paragraph are met. On the
Tenth Anniversary, we add:

(a)      your Contract Value on the day that you elected Spousal Highest Daily Lifetime Five; and
(b)      the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Contract  Value on the Tenth  Anniversary,  we increase your Contract Value to equal the sum of (a) and (b), by contributing  funds from our general  account.  If the sum of (a) and (b) is less than or equal to your Contract
Value on the Tenth  Anniversary,  we make no such  adjustment.  The amount that we add to your Contract Value under this provision will be allocated to each of your variable  investment  options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment  option bears to your total Contract  Value,  immediately  prior to the  application of the amount.  Any such amount will not be considered a purchase payment when calculating your Total Protected  Withdrawal  Value,  your death benefit,  or the amount of any other  optional  benefit that you may have  selected,  and therefore will have no direct impact on any such values at the time we add this amount.  This  potential  addition to Contract  Value is  available  only if you have elected  Spousal  Highest  Daily
Lifetime Five (or Highest  Daily  Lifetime  Five),  and if you meet the  conditions  set forth in this  paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Asset Transfer Component of Spousal Highest Daily Lifetime Five
As indicated  above,  we limit the  sub-accounts  to which you may allocate  Contract  Value if you elect  Spousal  Highest Daily Value
Lifetime  Five.  For  purposes  of this  benefit,  we refer to those  permitted  sub-accounts  as the  "Permitted  Sub-accounts".  As a requirement  of  participating  in Spousal  Highest Daily  Lifetime  Five, we require that you  participate  in our  specialized  asset transfer  program,  under which we may transfer  Contract  Value between the Permitted  Sub-accounts  and a fixed interest rate account that is part of our general  account (the "Benefit Fixed Rate  Account").  We determine  whether to make a transfer,  and the amount of any transfer, under a non-discretionary  formula,  discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to that Account.

Under the asset  transfer  component of Spousal  Highest Daily  Lifetime  Five, we monitor your Contract Value daily and, if necessary, systematically  transfer amounts between the Permitted  Sub-accounts  you have chosen and the Benefit Fixed Rate Account.  Any transfer would be made in accordance  with a formula,  which is set forth in the schedule  supplement to the  endorsement  for this benefit (and also appears in the Appendices to this  prospectus).  Speaking  generally,  the formula,  which we apply each business day, operates as follows.  The formula starts by identifying  your Protected  Withdrawal  Value for that day and then  multiplies  that figure by 5%, to produce a projected (i.e.,  hypothetical)  Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation  model,  based on the projected  Highest Daily Annual Income Amount each year for the rest of your life.  In the formula,  we refer to that value as the "Target  Value" or "L". If you have  already made a  withdrawal, your projected  Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic  step-up that was scheduled to occur  according to the step-up  formula  described  above.  Next, the formula  subtracts from the Target Value the amount held  within the  Benefit  Fixed Rate  Account on that day,  and  divides  that  difference  by the amount  held  within the  Permitted
Sub-accounts.  That ratio,  which  essentially  isolates  the amount of your Target Value that is not offset by amounts held within the
Benefit Fixed Rate Account,  is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain  percentage  (currently,  83%), it means  essentially  that too much Target Value is not offset by assets within the Benefit Fixed Rate Account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the Benefit Fixed Rate Account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently  77%), then a transfer from the Benefit Fixed Rate Account to the Permitted  Sub-accounts  would occur.
Note that the formula is calculated  with reference to the Highest Daily Annual Income Amount,  rather than with reference to the Total
Annual Income Amount.

As you can glean from the formula,  a downturn in the  securities  markets  (i.e.,  a reduction in the amount held within the Permitted
Sub-accounts)  may cause us to transfer some of your Contract  Value to the Benefit Fixed Rate Account,  because such a reduction  will tend to increase the Liability Ratio.  Moreover,  certain market return  scenarios  involving "flat" returns over a period of time also could result in the transfer of money to the Benefit  Fixed Rate  Account.  In deciding how much to transfer,  we use another  formula, which  essentially  seeks to  rebalance  amounts  held in the  Permitted  Sub-accounts  and the Benefit  Fixed Rate Account so that the
Liability  Ratio meets a target ratio,  which currently is equal to 80%. Once you elect Spousal Highest Daily Lifetime Five, the ratios we use will be fixed. For annuities issued in the future, however, we reserve the right to change the ratios.

While you are not notified when your Contract  reaches a reallocation  trigger,  you will receive a confirmation  statement  indicating the  transfer  of a portion  of your  Contract  Value  either to or from the  Benefit  Fixed  Rate  Account.  The  formula by which the reallocation  triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under
Spousal Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer; or
o         If a portion of your Contract  Value was  previously  allocated to the Benefit Fixed Rate Account,  transfer all or a portion of those amounts to the Permitted  Sub-accounts,  based on your existing  allocation  instructions  or (in the absence of such existing  instructions) pro rata (i.e., in the same proportion as the current balances in your variable  investment  options).
         Amounts  taken out of the Benefit  Fixed Rate  Account will be withdrawn  for this purpose on a last-in,  first-out  basis (an amount  renewed into a new guarantee  period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your  Contract  Value in the Permitted  Sub-accounts  pro-rata to the Benefit Fixed Rate Account.
         The interest that you earn on such  transferred  amount will be equal to the annual rate that we have set for that day, and we will credit the daily  equivalent of that annual  interest  until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.
If a significant  amount of your Contract  Value is  systematically  transferred  to the Benefit Fixed Rate Account  during  periods of market  declines or low interest  rates,  less of your Contract Value may be available to  participate in the investment  experience of the Permitted  Sub-accounts if there is a subsequent  market recovery.  Under the reallocation  formula that we employ,  it is possible that over time a significant  portion,  and under  certain  circumstances  all, of your Contract  Value may be allocated to the Benefit
Fixed Rate Account.  Note that if your entire  Contract Value is  transferred to the Benefit Fixed Rate Account,  then based on the way the formula  operates,  that value would remain in the Benefit Fixed Rate Account unless you made additional  purchase  payments to the
Permitted Sub-accounts, which could cause Contract Value to transfer out of the Benefit Fixed Rate Account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified"  investments,  including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section  401(a),  the minimum  distribution  rules under the Code require that you begin  receiving periodic  amounts  from  your  contract  beginning  after  age 70 1/2.  For a Tax  Sheltered  Annuity  or a 401(a)  plan for  which the participant  is not a greater  than 5 percent  owner of the  employer,  this  required  beginning  date can  generally  be  deferred to retirement,  if later.  Roth IRAs are not subject to these rules during the owner's  lifetime.  The amount  required under the Code may exceed the Total  Annual  Income  Amount,  which will cause us to increase  the Total Annual  Income  Amount in any Contract  Year that required minimum  distributions due from your annuity are greater than such amounts.  In addition,  the amount and duration of payments under the  contract  payment and death  benefit  provisions  may be adjusted so that the  payments do not trigger any penalty or excise taxes due to tax  considerations  such as required minimum  distribution under the tax law. Please note,  however,  that any withdrawal you take prior to the Tenth Anniversary,  even if withdrawn to satisfy required minimum  distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.
As indicated,  withdrawals  made while the Spousal Highest Daily Lifetime Five Benefit is in effect will be treated,  for tax purposes, in the same way as any other  withdrawals  under the  contract.  Please  see the Tax  Considerations  section of the  prospectus  for a detailed  discussion of the tax treatment of  withdrawals.  We do not address each potential tax scenario that could arise with respect to this Benefit here.  However,  we do note that if you  participate  in Spousal  Highest Daily  Lifetime Five through a  non-qualified annuity,  and your annuity has received Enhanced  Protected  Withdrawal Value and/or an additional amount under the Return of Principal
Guarantee,  as with all withdrawals,  once all purchase  payments are returned under the contract,  all subsequent  withdrawal  amounts will be taxed as ordinary income.

LEGACY PROTECTION PLUS DEATH BENEFIT OPTION
Legacy  Protection  Plus is an optional  death benefit that you may choose at the time you elect Spousal  Highest Daily  Lifetime Five.
Each  Designated  Life must be younger than 71 to elect  Legacy  Protection  Plus.  If you elect Legacy  Protection  Plus,  you may not participate  in any other optional death  benefit.  We impose a charge equal to 1.20% annually for the  combination of Spousal  Highest
Daily Lifetime and Legacy  Protection  Plus,  assessed  against the assets of the  Sub-accounts.  You may choose Spousal  Highest Daily
Lifetime Five without also selecting Legacy Protection Plus.

The Legacy  Protection Plus death benefit is equal to the greater of the base death benefit and the Total Protected  Withdrawal  Value.
In  general,  we pay this  amount  upon our  receipt  in good  order of due proof of the death of the second  Designated  Life.  If the
Designated  Lives have divorced,  we pay the Legacy  Protection  Plus death benefit upon the death of the Designated Life who took sole ownership of the annuity.  Your  beneficiary  may take the Legacy  Protection  Plus death benefit in any of the forms  permitted  under this annuity (e.g., lump sum).  For purposes of Legacy Protection Plus, we calculate the Total Protected Withdrawal Value as follows:

o        prior to the first  withdrawal,  the Total Protected  Withdrawal  Value, for purposes of Legacy Protection Plus, is calculated in the same way as under the living benefit itself.
o        Upon the first withdrawal,  including any withdrawal to meet required minimum distribution  requirements,  the Total Protected
         Withdrawal  Value is established as indicated  under the Total  Protected  Withdrawal  Value  section.  Thereafter,  the Total
         Protected  Withdrawal  Value is  increased by the amount of any  Purchase  Payments  (including  any  associated  credits) and reduced for withdrawals (in the manner  discussed in the next sentence).  Specifically,  (a) a withdrawal that is less than or equal to the Total Annual Income Amount  reduces the Total  Protected  Withdrawal  Value by the amount of the  withdrawal  and
         (b) an excess withdrawal  reduces the Total Protected  Withdrawal Value  proportionally by the same proportion that it reduces the Total Annual Income amount,  (although an excess  withdrawal made to satisfy  required minimum  distribution  requirements applicable to the annuity reduces the Total Protected Withdrawal Value by the amount of the withdrawal).
o        After the first  withdrawal,  if the Total  Annual  Income  Amount is  increased  under the  Highest  Quarterly  Auto  Step-Up provision  described above,  then the Total Protected  Withdrawal Value also will be stepped-up to equal the highest quarterly value since your first withdrawal (or last Contract  Anniversary,  in subsequent  years),  adjusted for excess withdrawals and additional  Purchase  Payments).  That  stepped-up  Total  Protected  Withdrawal  Value  will be used for  purposes  of Legacy
         Protection Plus.

     You may terminate Legacy  Protection Plus only if you also terminate your  participation in Spousal Highest Daily Lifetime Five at the same time. Upon  termination of Legacy  Protection Plus, full surrender of the annuity,  death of the second  Designated Life, or annuitization, we cease imposing the charge for Legacy Protection Plus.

The formula under which we may make asset  transfers  under this benefit is the same as that used for our Highest  Daily  Lifetime Five
Benefit,  except that,  for Spousal  Highest  Daily  Lifetime  Five, we  substitute  the following  table for the table of "a" factors.
Please see Appendix C of your May 1, 2007 prospectus for a delineation of this formula.

                                              "a" Factors for Liability Calculation
                                              (in Years and Months since Benefit Effective Date)
            Months
Years                 1           2          3          4           5          6           7          8          9          10         11         12
           1      15.65 15.62       15.60      15.57      15.55       15.53      15.50       15.48      15.45      15.43       15.40      15.38
           2      15.36 15.33       15.31      15.28      15.26       15.23      15.20       15.18      15.15      15.13       15.10      15.08
           3      15.05 15.03       15.00      14.97      14.95       14.92      14.90       14.87      14.84      14.82       14.79      14.76
           4      14.74 14.71       14.68      14.66      14.63       14.60      14.57       14.55      14.52      14.49       14.47      14.44
           5      14.41 14.38       14.35      14.33      14.30       14.27      14.24       14.21      14.19      14.16       14.13      14.10
           6      14.07 14.04       14.02      13.99      13.96       13.93      13.90       13.87      13.84      13.81       13.78      13.75
           7      13.73 13.70       13.67      13.64      13.61       13.58      13.55       13.52      13.49      13.46       13.43      13.40
           8      13.37 13.34       13.31      13.28      13.25       13.22      13.19       13.16      13.13      13.10       13.06      13.03
           9      13.00 12.97       12.94      12.91      12.88       12.85      12.82       12.79      12.76      12.72       12.69      12.66
          10      12.63 12.60       12.58      12.55      12.52       12.50      12.47       12.44      12.42      12.39       12.36      12.33
          11      12.31 12.28       12.25      12.22      12.20       12.17      12.14       12.11      12.09      12.06       12.03      12.00
          12      11.97 11.95       11.92      11.89      11.86       11.83      11.80       11.77      11.75      11.72       11.69      11.66
          13      11.63 11.60       11.57      11.54      11.52       11.49      11.46       11.43      11.40      11.37       11.34      11.31
          14      11.28 11.25       11.22      11.19      11.16       11.14      11.11       11.08      11.05      11.02       10.99      10.96
          15      10.93 10.90       10.87      10.84      10.81       10.78      10.75       10.72      10.69      10.66       10.63      10.60
          16      10.57 10.53       10.49      10.45      10.41       10.37      10.33       10.29      10.24      10.20       10.16      10.12
          17      10.08 10.04       10.00        9.96       9.92        9.88       9.84        9.80       9.76       9.72        9.68       9.64
          18       9.61   9.57        9.53       9.49       9.45        9.41       9.37        9.33       9.30       9.26        9.22       9.18
          19       9.14   9.10        9.06       9.03       8.99        8.95       8.91        8.88       8.84       8.80        8.76       8.73
          20       8.69   8.65        8.62       8.58       8.54        8.51       8.47        8.43       8.40       8.36        8.32       8.29
          21       8.25   8.22        8.18       8.15       8.11        8.08       8.04        8.01       7.97       7.94        7.90       7.87
          22       7.83   7.80        7.76       7.73       7.69        7.66       7.63        7.59       7.56       7.53        7.49       7.46
          23       7.42   7.39        7.36       7.33       7.30        7.26       7.23        7.20       7.17       7.13        7.10       7.07
          24       7.04   7.01        6.98       6.95       6.91        6.88       6.85        6.82       6.79       6.76        6.73       6.70
          25       6.67   6.64        6.61       6.58       6.55        6.52       6.49        6.47       6.44       6.41        6.38       6.35
          26       6.32   6.29        6.27       6.24       6.21        6.18       6.16        6.13       6.10       6.07        6.05       6.02
          27       5.99   5.96        5.94       5.91       5.89        5.86       5.84        5.81       5.78       5.76        5.73       5.71
          28       5.68   5.66        5.63       5.61       5.58        5.56       5.53        5.51       5.48       5.46        5.44       5.41
          29       5.39   5.36        5.34       5.32       5.29        5.27       5.25        5.22       5.20       5.18        5.16       5.13
          30       5.11   5.09        5.07       5.04       5.02        5.00       4.98        4.96       4.93       4.91        4.89       4.87
          31       4.85   4.82        4.80       4.78       4.76        4.74       4.72        4.70       4.68       4.66        4.63       4.61
          32       4.59   4.57        4.55       4.53       4.51        4.49       4.47        4.45       4.43       4.41        4.39       4.37
          33       4.35   4.33        4.31       4.29       4.27        4.25       4.23        4.21       4.19       4.16        4.14       4.12
          34       4.10   4.08        4.06       4.04       4.02        4.00       3.98        3.96       3.94       3.92        3.90       3.88
          35       3.86   3.84        3.82       3.80       3.78        3.76       3.74        3.72       3.70       3.68        3.66       3.64
          36       3.62   3.60        3.58       3.56       3.54        3.52       3.50        3.48       3.45       3.43        3.41       3.39
          37       3.37   3.35        3.33       3.31       3.29        3.27       3.25        3.23       3.21       3.19        3.17       3.15
          38       3.13   3.11        3.09       3.07       3.05        3.03       3.01        2.99       2.97       2.95        2.93       2.91
          39       2.89   2.86        2.84       2.82       2.80        2.78       2.76        2.74       2.72       2.70        2.68       2.66
          40       2.64   2.62        2.60       2.59       2.57        2.55       2.53        2.51       2.49       2.47        2.45       2.43
          41       2.41   2.21        2.01       1.81       1.61        1.40       1.20        1.00       0.80       0.60        0.40       0.20

VI.  Changes to Lifetime Five, Spousal Lifetime Five, and Highest Daily Lifetime Five
     We make the following  changes to the Lifetime Five Income Benefit.  The amended version of Lifetime Five will be offered to those who elect Lifetime Five on or after the date of this supplement where we have received regulatory approval:

1.       We add the following as the last sentence of the first  paragraph of the Lifetime Five Income Benefit  section:  "Effective on or about November 19, 2007, we also offer an optional death benefit that can be elected in conjunction  with Lifetime
                  Five called Legacy  Protection  Plus. If Legacy  Protection  Plus is elected,  the Withdrawal  Benefit under Lifetime
                  Five is not available."
2.       We add the following as the last  sentence of the first  paragraph of the section  entitled  "Annual  Withdrawal  Amount under the Withdrawal  Benefit":  "Please note that the  Withdrawal  Benefit is not available on contracts that have elected
                  Legacy Protection Plus".
3.       In the section entitled  "Protected  Withdrawal  Value",  immediately after the sentence that states "You may elect to step-up your  Protected  Withdrawal  Value if, due to positive  market  performance,  your Contract Value is greater than the
                  Protected Withdrawal Value", we add the following,  to disclose the rule for step-ups for elections of the benefit on or after November 19, 2007:

                  Step-Ups for elections of Lifetime Five subsequent to November 19, 2007, (subject to regulatory approval).

                  Lifetime Five offers the ability to step-up the values provided under Lifetime Five after the first  withdrawal under certain  situations.  The  Step-Up  provision  depends  on when you  elected  Lifetime  Five and the  provisions  you elected.  If you do not elect Legacy Protection Plus, we will automatically  step-up your Protected  Withdrawal Value on each  Contract  Anniversary  if, due to positive  market  performance,  your  Contract  Value is greater  than the
                  Protected  Withdrawal  Value. If we step-up your Protected  Withdrawal  Value,  we increase the Protected  Withdrawal
                  Value to equal the then current  Contract Value.  For example,  assume your Protected  Withdrawal  Value was $100,000 and you have made  cumulative  withdrawals of $40,000,  reducing the Protected  Withdrawal  Value to $60,000.  On the
                  Contract  Anniversary,  your Contract Value is $75,000.  Your Protected  Withdrawal Value would be increased to equal
                  $75,000.  At the time of a step-up to your  Protected  Withdrawal  Value,  if your current  Annual  Income Amount and
                  Annual  Withdrawal  Amount are less than they would be if we did not  reflect  the  step-up in  Protected  Withdrawal
                  Value, then we will increase these amounts to reflect the step-up.

                  If you elect Legacy  Protection  Plus,  we will  automatically  step-up your Annual  Income  Amount on each  Contract
                  Anniversary  if, due to positive  market  performance,  5% of your  Contract  Value is greater than the Annual Income
                  Amount.  If we step-up your Annual Income  Amount,  we increase the Annual Income Amount to equal 5% of your Contract
                  Value.  For example,  assume your Annual  Income  Amount is $5,000 and, on the Contract  Anniversary,  your  Contract
                  Value was $110,000.  Your Annual Income Amount would be increased to equal $5,500 (5% of $110,000).

                  If on the date that we implement a step-up to either your  Protected  Withdrawal  Value or your Annual Income Amount, the charge for  Lifetime  Five has  changed for new  purchasers,  you may be subject to the new charge at the time of such step-up.  Prior to increasing the charge for Lifetime Five upon a step-up,  we would notify you and give you the opportunity to cancel the automatic  step-up  feature.  If you receive notice of a proposed  step-up and accompanying fee increase,  you should carefully  evaluate whether the potential value of a step-up justifies the increased fee to which you would be subject.

                  Step-Ups for elections of Lifetime Five prior to November 19, 2007,
                   [See text in this section of May 1, 2007 prospectus]

4.       We add the following after the first sentence within the third bullet under "Benefits Under Lifetime Five":  "Please note that, effective on or about November 19, 2007, we ceased offering a single life fixed annuity with five payments certain and instead will make annuity payments as a single life fixed annuity with ten years certain for Lifetime
                  Five elections after that date."
5.
              We add the following to the end of the section:

     LEGACY PROTECTION PLUS DEATH BENEFIT OPTION
     Legacy  Protection  Plus is an optional  death benefit that you may choose only at the time you elect Lifetime Five. The Owner (or
     Annuitant,  for an entity-owned  annuity) must be younger than 71 to elect Legacy  Protection Plus. If you elect Legacy Protection
     Plus,  you may not  participate  in any  other  optional  death  benefit.  We  impose a charge  equal  to 1.20%  annually  for the combination  of  Lifetime  Five and Legacy  Protection  Plus,  assessed  against  the assets of the  sub-accounts.  You may choose
     Lifetime Five without also selecting  Legacy  Protection Plus. If you elect Legacy  Protection  Plus, the Withdrawal  Option under
     Lifetime Five is not available.

     The Legacy  Protection  Plus death benefit is equal to the greater of the base death benefit and the Protected  Withdrawal  Value.
     In  general,  we pay this  amount  upon our  receipt  in good order of due proof of the death of the Owner (or  Annuitant,  for an entity-owned  annuity).  Your  beneficiary  may take the Legacy  Protection Plus death benefit in any of the forms permitted under this annuity (e.g., lump sum).  For purposes of Legacy Protection Plus, we calculate the Protected Withdrawal Value as follows:
o        prior to the first  withdrawal,  the Protected  Withdrawal Value, for purposes of Legacy Protection Plus, is calculated in the same way as under the living benefit itself.
o        Upon the first  withdrawal,  including any  withdrawal  to meet  required  minimum  distribution  requirements,  the Protected
             Withdrawal  Value,  for purposes of Legacy  Protection  Plus, is established as indicated  under the Protected  Withdrawal
             Value section.  Thereafter,  the Protected  Withdrawal  Value, for purposes of Legacy Protection Plus, is increased by the amount of any Purchase  Payments  (including any associated  credits) and reduced for withdrawals (in the manner discussed in the next  sentence).  Specifically,  (a) a withdrawal  that is less than or equal to the Annual Income  Amount  reduces the  Protected  Withdrawal  Value by the amount of the  withdrawal  and (b) a withdrawal  that  exceeds the Annual  Income
             Amount reduces the Protected  Withdrawal  Value  proportionally  by the same  proportion that it reduces the Annual Income
             Amount,  (although an excess  withdrawal made to satisfy  required  minimum  distribution  requirements  applicable to the annuity reduces the Protected Withdrawal by the amount of the withdrawal).
o        After the first  withdrawal,  upon step-up of the Annual  Income  Amount (as  described  above under "Step Up of Lifetime Five
             Values"),  we increase the value of the Protected  Withdrawal Value for purposes of Legacy Protection Plus to increase the
             Contract Value.

o        We make the  following  changes to the Spousal  Lifetime Five Income  Benefit.  The amended  version of Spousal  Lifetime Five will be offered to those who elect Spousal  Lifetime Five on or after the date of this  supplement,  assuming  State  approval has been obtained.

1.       We add the  following  as the last  sentence of the first  paragraph  of the Spousal  Lifetime  Five Income  Benefit  section:
                  "Effective on or about  November 19, 2007, we also offer an optional death benefit that can be elected in conjunction with Spousal Lifetime Five called Legacy Protection Plus."
         2. In the section  entitled  "Annual  Income  Amount  Under the  Spousal  Life Income  Benefit",  immediately  after the first paragraph, we add the following to add the step-up rules for elections of the benefit on or after November 19, 2007:
                  Step-Ups for elections of Spousal Lifetime Five subsequent to November 19, 2007, (subject to regulatory approval).

                  Spousal  Lifetime Five offers the ability to step-up the values provided under Spousal  Lifetime Five after the first withdrawal under certain  situations.  The Step-Up  provision  depends on when you elected Spousal Lifetime  Five.and the  provision  you  elected..  If you do not elect  Legacy  Protection  Plus,  we will  automatically  step-up  your
                  Protected Withdrawal Value on each Contract  Anniversary if, due to positive market performance,  your Contract Value is greater than the Protected  Withdrawal  Value.  If we step-up your  Protected  Withdrawal  Value,  we increase the
                  Protected  Withdrawal Value to equal the then current Contract Value. For example,  assume your Protected  Withdrawal
                  Value was $100,000 and you have made cumulative  withdrawals of $40,000,  reducing the Protected  Withdrawal Value to
                  $60,000.  On the Contract  Anniversary,  your Contract  Value is $75,000.  Your Protected  Withdrawal  Value would be increased to equal  $75,000.  At the time of a step-up to your  Protected  Withdrawal  Value,  if your current Annual
                  Income  Amount  and  Annual  Withdrawal  Amount  are less than they  would be if we did not  reflect  the  step-up in
                  Protected Withdrawal Value, then we will increase these amounts to reflect the step-up.

                  If you elect Legacy  Protection  Plus,  we will  automatically  step-up your Annual  Income  Amount on each  Contract
                  Anniversary  if, due to positive  market  performance,  5% of your  Contract  Value is greater than the Annual Income
                  Amount.  If we step-up your Annual Income  Amount,  we increase the Annual Income Amount to equal 5% of your Contract
                  Value.  For example,  assume your Annual  Income  Amount is $5,000 and, on the Contract  Anniversary,  your  Contract
                  Value was $110,000.  Your Annual Income Amount would be increased to equal $5,500 (5% of $110,000).

                  If on the date that we implement a step-up to either your  Protected  Withdrawal  Value or your Annual Income Amount, the charge for Spousal  Lifetime  Five has changed  for new  purchasers,  you may be subject to the new charge at the time of such step-up.  Prior to increasing the charge for Spousal  Lifetime Five upon a step-up,  we would notify you and give you the opportunity to cancel the automatic  step-up  feature.  If you receive notice of a proposed  step-up and accompanying fee increase,  you should carefully  evaluate whether the potential value of a step-up justifies the increased fee to which you would be subject.

                  Step-Ups for elections of Spousal Lifetime Five prior to November 19, 2007
                   [See text in this section of May 1, 2007 prospectus]

         3. We add the  following  after the first  sentence  within the third bullet under  "Benefits  Under Spousal  Lifetime  Five":
         "Please note that,  effective on or about November 19, 2007, we ceased offering a joint and survivor or single (as applicable)
         life fixed  annuity with five  payments  certain and instead will make annuity  payments as a joint and survivor or single (as applicable)  life fixed annuity with ten years certain for Spousal Lifetime Five elections after that date."

              4.  We add the following to the end of the section:

     LEGACY PROTECTION PLUS DEATH BENEFIT OPTION
     Legacy  Protection  Plus is an optional  death  benefit  that you may choose at the time you elect  Spousal  Lifetime  Five.  Each
     Designated  Life must be younger  than 71 to elect  Legacy  Protection  Plus.  If you elect Legacy  Protection  Plus,  you may not participate  in any other  optional  death  benefit.  We impose a charge equal to 1.20%  annually for the  combination  of Spousal
     Lifetime Five and Legacy Protection Plus,  assessed against the assets of the  Sub-accounts.  You may choose Spousal Lifetime Five without also selecting Legacy Protection Plus.

     The Legacy  Protection  Plus death benefit is equal to the greater of the base death benefit and the Protected  Withdrawal  Value.
     In general,  we pay this amount upon our  receipt in good order of due proof of the death of the second  Designated  Life.  If the
     Designated  Lives have divorced,  we pay the Legacy  Protection  Plus death benefit upon the death of the Designated Life who took sole ownership of the annuity.  Your  beneficiary may take the Legacy  Protection Plus death benefit in any of the forms permitted under this annuity  (e.g.,  lump sum).  For purposes of Legacy  Protection  Plus, we calculate the Protected  Withdrawal  Value as follows:
o        prior to the first  withdrawal,  the Protected  Withdrawal Value, for purposes of Legacy Protection Plus, is calculated in the same way as under the living benefit itself.
o        Upon the first  withdrawal,  including any  withdrawal  to meet  required  minimum  distribution  requirements,  the Protected
             Withdrawal  Value is established as indicated  under the Protected  Withdrawal  Value section.  Thereafter,  the Protected
             Withdrawal Value is increased by the amount of any Purchase  Payments  (including any associated  credits) and reduced for withdrawals  (in the manner  discussed in the next  sentence).  Specifically,  (a) a withdrawal that is less than or equal to or the  Annual  Income  Amount  reduces  the  Protected  Withdrawal  Value by the  amount of the  withdrawal  and (b) a withdrawal  that exceeds the Annual  Income Amount  reduces the  Protected  Withdrawal  Value  proportionally  by the same proportion  that it reduces the Annual Income  Amount  (although an excess  withdrawal  made to satisfy  required  minimum distribution  requirements  applicable  to the  annuity  reduces  the  Protected  Withdrawal  Value by the  amount  of the withdrawal ).
o        After the first  withdrawal,  if the Annual Income Amount is increased  under the Auto Step-Up  provision,  then the Protected
             Withdrawal Value will be stepped up to equal the Contract Value,  adjusted for excess withdrawals and additional  Purchase
             Payments.  That stepped-up Protected Withdrawal Value will be used for purposes of Legacy Protection Plus.

You may terminate  Legacy  Protection  Plus only if you also terminate your  participation  in Spousal  Lifetime Five at the same time.
Upon termination of Legacy Protection Plus, full surrender of the annuity,  death of the second  Designated Life, or annuitization,  we cease imposing the charge for Legacy Protection Plus.

o        We add the following to the end of the section  entitled  Highest Daily Lifetime Five Income  Benefit  (Highest Daily Lifetime
         Five),  to reflect the addition of the Legacy  Protection  Plus Death Benefit.  The amended  version of Highest Daily Lifetime
         Five will be offered to those who elect Highest Daily  Lifetime Five on or after the date of this  supplement,  assuming State approval has been obtained:

     LEGACY PROTECTION PLUS DEATH BENEFIT OPTION
     Legacy  Protection  Plus is an optional  death benefit that you may choose at the time you elect Highest Daily  Lifetime Five. The
     Owner (or Annuitant,  for an entity-owned  annuity) must be younger than 71 to elect Legacy  Protection  Plus. If you elect Legacy
     Protection  Plus, you may not  participate  in any other  optional  death benefit.  We impose a charge equal to 1.20% annually for the combination of Highest Daily Lifetime Five and Legacy Protection Plus,  assessed against the assets of the sub-accounts and as a reduction  in the interest  rates we credit to the Benefit  Fixed Rate  Account.  You may choose  Highest  Daily  Lifetime  Five without also selecting Legacy Protection Plus.

     The Legacy  Protection  Plus death  benefit is equal to the greater of the base death benefit and the Total  Protected  Withdrawal
     Value.  In general,  we pay this amount upon our receipt in good order of due proof of the death of the Owner (or  Annuitant,  for an entity-owned  annuity).  Your beneficiary may take the Legacy Protection Plus death benefit in any of the forms permitted under this annuity (e.g.,  lump sum).  For purposes of Legacy  Protection  Plus, we calculate the Total  Protected  Withdrawal  Value as follows:
o        prior to the first  withdrawal,  the Total Protected  Withdrawal  Value, for purposes of Legacy Protection Plus, is calculated in the same way as under the living benefit itself.
o        Upon the first withdrawal,  including any withdrawal to meet required minimum distribution  requirements,  the Total Protected
             Withdrawal  Value is established as indicated under the Total Protected  Withdrawal Value section.  Thereafter,  the Total
             Protected  Withdrawal  Value is increased by the amount of any Purchase  Payments  (including any associated  credits) and reduced for  withdrawals  (in the manner  discussed in the next  sentence).  Specifically,  (a) a withdrawal  that is less than or equal to the Total  Annual  Income  Amount  reduces  the Total  Protected  Withdrawal  Value by the  amount of the withdrawal  and (b) a withdrawal  that exceeds the Annual  Income  Amount  reduces the Total  Protected  Withdrawal  Value proportionally  by the same  proportion  that it reduces the Total Annual Income  Amount,  (although an excess  withdrawal made to satisfy  required  minimum  distribution  requirements  applicable  to the  annuity  reduces  the Total  Protected
             Withdrawal Value by the amount of the withdrawal).
o        After the first  withdrawal,  if the Total  Annual  Income  Amount is  increased  under the  Highest  Quarterly  Auto  Step-Up provision,  then the Total Protected  Withdrawal Value will be stepped up to equal the highest  quarterly value since your first  withdrawal  (or last contract  anniversary in subsequent  years),  adjusted for excess  withdrawals  and additional
             Purchase Payments.  That stepped-up Total Protected Withdrawal Value will be used for purposes of Legacy Protection Plus.

You may terminate  Legacy  Protection  Plus only if you also  terminate your  participation  in Highest Daily Lifetime Five at the same time. Upon termination of Legacy Protection Plus, full surrender of the annuity,  death of the  Owner/Annuitant,  or annuitization,  we cease imposing the charge for Legacy Protection Plus.

VII..  NEW PRINCIPAL UNDERWRITER

In the "Other  Information"  section of each  prospectus,  under the heading  entitled "Sales and  Distribution  of the Contract.",  we identify  Prudential  Investment  Management  Services  LLC (PIMS) as the  principal  underwriter  and  distributor  of the  annuities.
Beginning  as of the date of this  supplement,  PIMS has been  replaced by an  affiliated  broker-dealer  called  Prudential  Annuities
Distributors,  Inc. ("PAD").  Accordingly,  we replace the first two paragraphs under "Sales and Distribution of the Contract" with the following, and in the remainder of that section, replace references to PIMS with PAD:

"Prudential  Annuities  Distributors,  Inc.  (PAD), a wholly-owned  subsidiary of Prudential  Annuities,  Inc., is the  distributor and principal  underwriter of the annuities  offered through this  prospectus.  PAD acts as the distributor of a number of annuity and life insurance  products,  and is the  co-distributor of the Advanced Series Trust. PAD's principal business address is One Corporate Drive,
Shelton,  Connecticut  06484. PAD is registered as a broker-dealer  under the Securities  Exchange Act of 1934 (Exchange Act), and is a
member of the National Association of Securities Dealers, Inc. (NASD)."

                                                       Pruco Life Insurance Company
                                                 Pruco Life Insurance Company Of New Jersey

                                                         Strategic Partners Advisor
                                                       Strategic Partners Annuity One
                                                          Strategic Partners Plus
                                                      Strategic Partners Annuity One 3
                                                         Strategic Partners Plus 3
                                                        Strategic Partners FlexElite
                                                         Strategic Partners Select

                                                     Prudential Premier Series Annuity

                                    Supplement to Statements of Additional Information Dated May 1, 2007
                                                     Supplement dated November 19, 2007

     This  Supplement  should be read and retained  with the current  Prospectus  and  Statement  of  Additional  Information  for your annuity.  This  Supplement is intended to update certain  information in the Statement of Additional  Information for the variable annuity you own, and is not intended to be a Statement of  Additional  Information,  prospectus,  or offer for any other  variable annuity  listed here that you do not own. If you would like a copy of the current  Statement  of  Additional  Information,  please contact us at 1-888-PRU-2888.

     In the sections of the Statements of Additional  Information  entitled Principal  Underwriter and Payments Made To Promote Sale Of
     Our Products,  we identify Prudential Investment Management Services,  LLC as principal  underwriter.  Beginning as of the date of this supplement,  Prudential  Annuities  Distributors,  Inc., an indirect  subsidiary of Prudential  Financial,  Inc., has assumed
     PIMS's duties as principal underwriter of each of the above-referenced annuities.

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

4.
( ) Highest Daily Lifetime Five Benefit Rider (LPP) (Note)

( ) Lifetime Five Benefit Rider  (Note)

( ) Joint Lifetime Five Benefit Rider (LPP) (Note)

(Note)      Incorporated by reference to Post-Effective Amendment No. 6 to
            Form N-4, Registration No. 333-130989, filed August 3, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

                                                              SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf on this 3rd day of August 2007.

                                       THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                                              (Registrant)

                                                   BY: PRUCO LIFE INSURANCE COMPANY
                                                              (Depositor)

                                  Attest: /s/ Thomas C. Castano               /s/ Scott D. Kaplan
                                          ---------------------               -------------------
                                          Thomas C. Castano                   Scott D. Kaplan
                                          Secretary                           President

                                                              SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          SIGNATURE AND TITLE

                          *
                          --------------------------
                          JAMES J. AVERY, JR.                   Date: August 3, 2007
                          VICE CHAIRMAN AND DIRECTOR

                           *
                          --------------------------
                          BERNARD J. JACOB
                          DIRECTOR

                          *
                          --------------------------
                          TUCKER I. MARR
                          CHIEF FINANCIAL OFFICER and
                          Chief Financial Officer

                          *                                     *By /s/ THOMAS C. CASTANO
                          --------------------------                ------------------------------------
                          SCOTT D. KAPLAN                           THOMAS C. CASTANO
                          DIRECTOR                                  (ATTORNEY-IN-FACT)

                          *
                          --------------------------
                          HELEN M. GALT
                          DIRECTOR

                          *
                          --------------------------
                          DAVID R. ODENATH, JR.
                          DIRECTOR